Debt - Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Disclosure [Abstract]
Loan covenant violations included in current portion of long-term debt	$ 4,297,512